CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 29,339			$ 174,422	$ 201,261	$ 329,525	$ 329,354	$ 338,740	$ 343,743	$ 361,551	$ 374,543
Marketable securities	264,184			146,902	126,449			0
Accounts receivable, net of allowance for expected credit losses	31,089			25,414	24,083	24,369	22,546	19,017	18,330	19,683	22,616
Inventory	32,969			26,123	20,857	18,333	16,629	16,964	18,044	22,685	24,426
Prepaid expenses and other current assets	9,378			9,234	9,216	6,897	6,945	6,803	6,075	9,979	13,878
Total current assets	366,960			382,095	381,866	379,124	375,474	381,524	386,192	413,898	435,463
Restricted cash	2,609			2,604	2,602	2,601	2,598	2,597	2,596	2,594	2,577
Property and equipment, net	17,662			17,926	17,287	18,048	18,690	19,811	21,195	21,976	19,639
Intangible assets, net	4,782			6,034	6,003	6,476	7,129	7,516	7,511	8,527	9,692
Operating lease right-of-use assets	16,876			18,251	19,860	20,380	20,891	21,223	27,165	32,935	29,915
Other non-current assets	2,137			1,657	1,603	1,637	938	911	910	77	78
Total assets	411,026			428,567	429,221	428,266	425,720	433,582	445,569	488,682	506,687
Current liabilities:
Accounts payable	6,378			5,048	4,786	3,238	2,585	3,836	2,106	5,908	4,187
Accrued compensation and benefits	9,860			14,170	10,505	8,175	5,411	11,035	10,760	10,777	8,196
Accrued expenses and other current liabilities	6,591			6,055	6,686	6,791		5,147
Deferred revenue	8,984			9,468	9,827	10,421	10,682	8,644	8,976	12,157	9,194
Operating lease liabilities	4,641			4,241	4,093	3,986	3,875	2,687	767	2,696	1,886
Total current liabilities	36,454			38,982	35,897	32,611	27,482	31,349	28,918	36,733	31,755
Deferred revenue, net of current portion	884			1,227	1,126	1,304	1,419	1,415	1,591	1,531	1,222
Operating lease liabilities, net of current portion	33,850			37,223	38,306	39,378	40,409	41,417	42,196	43,135	43,563
Other non-current liabilities	956			1,177	1,105	1,225	1,216	1,469	1,570	1,810	1,691
Total liabilities	72,144			78,609	76,434	74,518	70,526	75,650	74,275	83,209	78,231
Commitments and contingencies (Note 13)
Stockholders' equity:
Common stock: $0.001 par value per share; Authorized: 120,000 shares; Issued and outstanding: 38,475 and 38,014 shares at September 30, 2024 and December 31, 2023, respectively	39			38	38	37	37	37	37	37	37
Additional paid-in capital	798,707			783,142	778,615	772,472	768,123	763,629	759,254	756,087	750,717
Accumulated other comprehensive loss	(1,411)			(1,672)	(3,129)	(2,740)	(2,496)	(2,538)	(2,999)	(2,203)	(756)
Accumulated deficit	(458,453)			(431,550)	(422,737)	(416,021)	(410,470)	(403,196)	(384,998)	(348,448)	(321,542)
Total stockholders' equity	338,882	$ 340,778	$ 343,298	349,958	352,787	353,748	355,194	357,932	371,294	405,473	428,456	$ 442,792	$ 205,825
Total liabilities and stockholders' equity	$ 411,026			$ 428,567	$ 429,221	$ 428,266	$ 425,720	$ 433,582	$ 445,569	$ 488,682	$ 506,687